SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product revenues and Service revenues (Details)	12 Months Ended
Dec. 31, 2021 item
Product revenues
Number of Medicine Marketplaces	1
Number of Pharmacy	1
Warranty period	30 days
Minimum percentage of surcharges and value added tax	0.00%
Maximum percentage of surcharges and value added tax	13.00%
Service revenues
Number of performance obligation	1
B2B segment
Product revenues
Vesting period	4 years
Vesting shares (as a percentage)	25.00%